File No. 333-74081


               SECURITIES AND EXCHANGE COMMISSION
                   WASHINGTON, D.C. 20549-1004

                         POST-EFFECTIVE
                         AMENDMENT NO. 4

                               TO

                            FORM S-6

For Registration Under the Securities Act of 1933 of Securities of Unit Investment Trusts Registered on Form N-8B-2


      The First Trust Special Situations Trust, Series 336
          AMERICA'S LEADING BRANDS FLEXPORTFOLIO SERIES
                   ENERGY FLEXPORTFOLIO SERIES
             FINANCIAL SERVICES FLEXPORTFOLIO SERIES
                  INTERNET FLEXPORTFOLIO SERIES
               PHARMACEUTICAL FLEXPORTFOLIO SERIES
                 TECHNOLOGY FLEXPORTFOLIO SERIES
                      (Exact Name of Trust)

                  FIRST TRUST PORTFOLIOS, L.P.
                    (Exact Name of Depositor)

                      1001 Warrenville Road
                     Lisle, Illinois  60532

  (Complete address of Depositor's principal executive offices)



          FIRST TRUST PORTFOLIOS, L.P.   CHAPMAN AND CUTLER
          Attn:  James A. Bowen          Attn:  Eric F. Fess
          1001 Warrenville Road          111 West Monroe Street
          Lisle, Illinois  60532         Chicago, Illinois  60603


        (Name and complete address of agents for service)

It is proposed that this filing will become effective (check appropriate box)

:____:    immediately upon filing pursuant to paragraph (b)
:__X_:    June 30, 2003
:____:    60 days after filing pursuant to paragraph (a)
:____:    on (date) pursuant to paragraph (a) of rule (485 or 486)


              CONTENTS OF POST-EFFECTIVE AMENDMENT
                    OF REGISTRATION STATEMENT


     This Post-Effective Amendment of Registration Statement comprises the following papers and documents:

                          The facing sheet

                          The purpose of the Amendment

                          The signatures


                  THE PURPOSE OF THE AMENDMENT

     The   purpose   of  this  amendment  is  to  terminate   the
declaration made pursuant to Rule 24f-2 promulgated under the Investment Company Act of 1940, as amended, because Units of The First Trust Special Situations Trust, Series 336 are no longer being offered for sale in the secondary market. A final Rule 24f-2 Notice with respect to such series has been filed concurrently with this filing.


                               S-1

                           SIGNATURES

     Pursuant to the requirements of the Securities Act of 1933, the Registrant, The First Trust Special Situations Trust, Series 336 AMERICA'S LEADING BRANDS FLEXPORTFOLIO SERIES, ENERGY FLEXPORTFOLIO SERIES, FINANCIAL SERVICES FLEXPORTFOLIO SERIES, INTERNET FLEXPORTFOLIO SERIES, PHARMACEUTICAL FLEXPORTFOLIO SERIES AND TECHNOLOGY FLEXPORTFOLIO SERIES certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment of its Registration Statement to be signed on its behalf by the undersigned thereunto duly authorized in the Village of Lisle and State of Illinois on June 30, 2003.

                         The First Trust Special Situations
                           Trust, Series 336
                         AMERICA'S LEADING BRANDS FLEXPORTFOLIO
                           SERIES
                           ENERGY FLEXPORTFOLIO SERIES
                           FINANCEAL SERVICES FLEXPORTFOLIO
                           SERIES
                           INTERNET FLEXPORTFOLIO SERIES
                           PHARMACEUTICAL FLEXPORTFOLIO SERIES
                           TECHNOLOGY FLEXPORTFOLIO SERIES
                                    (Registrant)
                         By  FIRST TRUST PORTFOLIOS, L.P.
                                    (Depositor)


                         By  Robert M. Porcellino
                             Senior Vice President


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     Pursuant to the requirements of the Securities Act of 1933, this Amendment to the Registration Statement has been signed below by the following person in the capacity and on the date indicated:

       NAME                 TITLE*                 DATE

David J. Allen             Director           )
                           of The Charger     )
                           Corporation, the   ) June 30, 2003
                           General Partner of )
                           First Trust        )
                           Portfolios, L.P.   )
                                              )
Judith M. Van Kampen       Director           )
                           of The Charger     ) Robert M. Porcellino
                           Corporation, the   ) Attorney-in-Fact**
                           General Partner of )
                           First Trust        )
                           Portfolios, L.P.   )

Karla M. Van Kampen-Pierre Director           )
                           of The Charger     )
                           Corporation, the   )
                           General Partner of )
                           First Trust        )
                           Portfolios, L.P.   )

David G. Wisen             Director           )
                           of The Charger     )
                           Corporation, the   )
                           General Partner of )
                           First Trust        )
                           Portfolios, L.P.   )



       * The title of the person named herein represents his capacity in and relationship to First Trust Portfolios, L.P., Depositor.

       ** An executed copy of the related power of attorney was filed with the Securities and Exchange Commission in connection with the Amendment No. 1 to Form S-6 of FT 597 (File No. 333-76518) and the same is hereby incorporated herein by this reference.


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